BUSINESS ACQUISITION AND INVESTMENT IN UNCONSOLIDATED ENTITY (Tables)	12 Months Ended
Jun. 30, 2025
BUSINESS ACQUISITION AND INVESTMENT IN UNCONSOLIDATED ENTITY
Summary of fair values of the identifiable assets and liabilities

	RMB	US Dollars
Cash	¥471,843	$65,867
Accounts receivable, net	831,049	116,010
Other receivables, net	144,285	20,141
Contract costs, net	75,250	10,504
Prepaid expenses	91,132	12,722
Property and equipment, net	118,130	16,490
Intercompany receivables*	6,850,000	956,223
Intangible assets- customer relationship	7,000,000	977,162
Goodwill	6,996,895	976,729
Accounts payable	(1,032,078)	(144,073)
Other payables	(1,273,182)	(177,729)
Other payable- related parties	(479,959)	(67,000)
Deferred revenue	(39,786)	(5,554)
Accrued payroll and employees’ welfare	(1,629,519)	(227,472)
Taxes payable	(64,253)	(8,969)
Deferred tax liability	(1,050,000)	(146,574)
Total	¥17,009,807	$2,374,477
Cash considerations	—	—
Deemed equity consideration to acquire 8% equity interest in FGS	1,689,807	235,888
Fair value of previously held equity interest	30,530,000	4,261,824
Non-controlling interest	34,790,000	4,856,497
Capital contribution receivable due from non-controlling Interest	(50,000,000)	(6,979,731)
Total	¥17,009,807	$2,374,477
*	Intercompany receivables from Nanjing Recon and BHD are eliminated upon consolidation.

Summary of fair value of goodwill acquired and the carrying value, customer relationship, and its estimated useful lives

The identifiable goodwill acquired and the carrying value consisted of the following:

	June 30,	June 30,	June 30,
	2024	2025	2025
	RMB	RMB	US Dollars
Goodwill	¥6,996,895	¥6,996,895	$976,729
Less: impairment for goodwill	(6,996,895)	(6,996,895)	(976,729)
Goodwill, net	¥—	¥—	$—

The fair value of identified intangible assets, which is customer relationship, and its estimated useful lives as of June 30, 2025 is as follows:

			Average
			Useful Life
	Fair Value		(in Years)
	RMB (Unaudited)	US Dollars (Unaudited)
Intangible assets - customer relationship	¥7,000,000	$977,163	10
Less: accumulated amortization	(1,750,000)	(244,291)
Less: impairment	(5,250,000)	(732,872)
Intangible assets - customer relationship, net	¥—	$—